Interest Expense and Finance Costs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other finance cost	$ 34,000	$ 646,000	$ 28,000
EnTrust loan facility [member]
IfrsStatementLineItems [Line Items]
Other finance cost		$ 600,000